Distribution Date:	05/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C10

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762MBS9	1.394000%	94,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762MBT7	2.964000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762MBV2	3.932179%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	61762MAW1	5.948000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	61762MAY7	3.840000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762MBW0	4.047179%	359,537,000.00	349,017,610.11	205,662,144.25	1,177,114.09	0.00	0.00	206,839,258.34	143,355,465.86	63.53%	30.00%
A-5	61762MCC3	4.047179%	100,000,000.00	100,000,000.00	0.00	337,264.96	0.00	0.00	337,264.96	100,000,000.00	63.53%	30.00%
A-SB	61762MBU4	3.912000%	126,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762MBY6	4.047179%	111,432,000.00	111,432,000.00	0.00	375,821.09	0.00	0.00	375,821.09	111,432,000.00	46.83%	22.50%
B	61762MBZ3	4.047179%	100,290,000.00	100,290,000.00	0.00	338,243.03	0.00	0.00	338,243.03	100,290,000.00	31.80%	15.75%
C	61762MCB5	4.047179%	52,002,000.00	52,002,000.00	0.00	175,384.52	0.00	0.00	175,384.52	52,002,000.00	24.00%	12.25%
D	61762MBC4	4.047179%	53,859,000.00	53,859,000.00	0.00	83,661.55	0.00	0.00	83,661.55	53,859,000.00	15.93%	8.63%
E	61762MBE0	4.047179%	22,286,000.00	22,286,000.00	0.00	0.00	0.00	0.00	0.00	22,286,000.00	12.59%	7.13%
F	61762MBG5	4.047179%	16,715,000.00	16,715,000.00	0.00	0.00	0.00	0.00	0.00	16,715,000.00	10.08%	6.00%
G	61762MBJ9	4.047179%	20,429,000.00	20,429,000.00	0.00	0.00	0.00	0.00	0.00	20,429,000.00	7.02%	4.63%
H	61762MBL4	4.047179%	16,715,000.00	16,715,000.00	0.00	0.00	0.00	0.00	0.00	16,715,000.00	4.52%	3.50%
J	61762MBN0	4.047179%	52,002,641.00	30,139,918.60	0.00	0.00	0.00	0.00	0.00	30,139,918.60	0.00%	0.00%
R	61762MBQ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,485,767,642.01	872,885,528.71	205,662,144.25	2,487,489.24	0.00	0.00	208,149,633.49	667,223,384.46

X-A	61762MBX8	4.047179%	580,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			580,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					205,662,144.25	2,487,489.24	0.00	0.00	208,149,633.49

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762MBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762MBT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762MBV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	61762MAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	61762MAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762MBW0	970.74184329	572.01941455	3.27397205	0.00000000	0.00000000	0.00000000	0.00000000	575.29338661	398.72242873
A-5	61762MCC3	1,000.00000000	0.00000000	3.37264960	0.00000000	0.00000000	0.00000000	0.00000000	3.37264960	1,000.00000000
A-SB	61762MBU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762MBY6	1,000.00000000	0.00000000	3.37264960	0.00000000	0.00000000	0.00000000	0.00000000	3.37264960	1,000.00000000
B	61762MBZ3	1,000.00000000	0.00000000	3.37264962	0.00000000	0.00000000	0.00000000	0.00000000	3.37264962	1,000.00000000
C	61762MCB5	1,000.00000000	0.00000000	3.37264951	0.00000000	0.00000000	0.00000000	0.00000000	3.37264951	1,000.00000000
D	61762MBC4	1,000.00000000	0.00000000	1.55334392	1.81930559	1.81930559	0.00000000	0.00000000	1.55334392	1,000.00000000
E	61762MBE0	1,000.00000000	0.00000000	0.00000000	3.37264965	6.00365611	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61762MBG5	1,000.00000000	0.00000000	0.00000000	3.37264972	6.86686150	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61762MBJ9	1,000.00000000	0.00000000	0.00000000	3.37264966	6.86686132	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762MBL4	1,000.00000000	0.00000000	0.00000000	3.37264972	6.86686150	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61762MBN0	579.58438303	0.00000000	0.00000000	1.95473495	39.76073965	0.00000000	0.00000000	0.00000000	579.58438303
R	61762MBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762MBX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	1,177,114.09	0.00	1,177,114.09	0.00	0.00	0.00	1,177,114.09	0.00
A-5	04/01/23 - 04/30/23	30	0.00	337,264.96	0.00	337,264.96	0.00	0.00	0.00	337,264.96	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	04/01/23 - 04/30/23	30	0.00	375,821.09	0.00	375,821.09	0.00	0.00	0.00	375,821.09	0.00
B	04/01/23 - 04/30/23	30	0.00	338,243.03	0.00	338,243.03	0.00	0.00	0.00	338,243.03	0.00
C	04/01/23 - 04/30/23	30	0.00	175,384.52	0.00	175,384.52	0.00	0.00	0.00	175,384.52	0.00
D	04/01/23 - 04/30/23	30	0.00	181,647.53	0.00	181,647.53	97,985.98	0.00	0.00	83,661.55	97,985.98
E	04/01/23 - 04/30/23	30	58,634.61	75,162.87	0.00	75,162.87	75,162.87	0.00	0.00	0.00	133,797.48
F	04/01/23 - 04/30/23	30	58,405.75	56,373.84	0.00	56,373.84	56,373.84	0.00	0.00	0.00	114,779.59
G	04/01/23 - 04/30/23	30	71,383.25	68,899.86	0.00	68,899.86	68,899.86	0.00	0.00	0.00	140,283.11
H	04/01/23 - 04/30/23	30	58,405.75	56,373.84	0.00	56,373.84	56,373.84	0.00	0.00	0.00	114,779.59
J	04/01/23 - 04/30/23	30	1,966,012.09	101,651.38	0.00	101,651.38	101,651.38	0.00	0.00	0.00	2,067,663.47
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,212,841.45	2,943,937.01	0.00	2,943,937.01	456,447.77	0.00	0.00	2,487,489.24	2,669,289.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762MBY6	4.047179%	111,432,000.00	111,432,000.00	0.00	375,821.09	0.00	0.00	375,821.09	111,432,000.00
A-S (PST)	61762MBY6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762MBZ3	4.047179%	100,290,000.00	100,290,000.00	0.00	338,243.03	0.00	0.00	338,243.03	100,290,000.00
B (PST)	61762MBZ3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762MCB5	4.047179%	52,002,000.00	52,002,000.00	0.00	175,384.52	0.00	0.00	175,384.52	52,002,000.00
C (PST)	61762MCB5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			263,724,000.03	263,724,000.00	0.00	889,448.64	0.00	0.00	889,448.64	263,724,000.00

Exchangeable Certificate Details
PST	61762MCA7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	208,149,633.49
Benchmark: 1-Month LIBOR
Current Period %	4.948000
Next Period %	5.108000
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,961,662.94	Master Servicing Fee	12,688.39
Interest Reductions due to Nonrecoverability Determination	(319,000.00)	Certificate Administrator Fee	2,058.55
Interest Adjustments	4,171.68	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.87
ARD Interest	0.00	Trust Advisor Fee	781.96
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,646,834.62	Total Fees	15,846.78

Principal		Expenses/Reimbursements
Scheduled Principal	158,134,255.95	Reimbursement for Interest on Advances	(178.58)
Unscheduled Principal Collections		ASER Amount	83,690.61
Principal Prepayments	47,527,888.30	Special Servicing Fees (Monthly)	55,982.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	4,004.00
Total Principal Collected	205,662,144.25	Total Expenses/Reimbursements	143,498.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,487,489.24
Excess Liquidation Proceeds	0.00	Principal Distribution	205,662,144.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	208,149,633.49
Total Funds Collected	208,308,978.87	Total Funds Distributed	208,308,978.88

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	872,885,528.71	872,885,528.71	Beginning Certificate Balance	872,885,528.71
(-) Scheduled Principal Collections	158,134,255.95	158,134,255.95	(-) Principal Distributions	205,662,144.25
(-) Unscheduled Principal Collections	47,527,888.30	47,527,888.30	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	667,223,384.46	667,223,384.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	873,963,177.83	873,963,177.83	Ending Certificate Balance	667,223,384.46
Ending Actual Collateral Balance	658,927,272.21	658,927,272.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	11,882,196.13	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	11,882,196.13	0.00	Net WAC Rate	4.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP	Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP
10,000,000 or less	15	74,960,726.32	11.23%	1	4.2731	1.850464	1.10 or less	14	286,949,822.03	43.01%	0	3.8390	(0.053346)
10,000,001 to 20,000,000	4	58,468,041.65	8.76%	0	4.1270	0.916094	1.11-1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	69,194,602.55	10.37%	1	3.9087	0.543567	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	37,125,092.89	5.56%	61	5.0400	1.970000	1.41-1.50	1	5,221,473.25	0.78%	0	3.9500	1.490000
40,000,001 to 50,000,000	1	47,826,507.65	7.17%	1	4.1120	0.870000	1.51-1.60	1	5,863,139.81	0.88%	2	4.6000	1.540000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	1	13,567,855.62	2.03%	1	3.7500	1.630000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 100,000,000	1	90,000,000.00	13.49%	1	4.1480	2.220000	1.91-2.00	2	45,375,092.89	6.80%	50	4.9164	1.960909
100,000,001 or greater	1	110,000,000.00	16.49%	(1)	3.4800	(1.080000)	2.01-2.10	1	7,084,504.52	1.06%	1	4.3300	2.090000
Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033	2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21-2.30	2	105,000,000.00	15.74%	1	4.1480	2.220000
							2.31-2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41-3.50	1	8,993,786.56	1.35%	2	4.6900	2.460000
							3.51-4.20	1	1,847,627.49	0.28%	1	4.2460	4.120000
							4.21 or greater	2	7,671,668.89	1.15%	1	4.2460	4.613665
							Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	179,648,413.40	26.92%	1	4.2097	NAP
							Defeased	13	179,648,413.40	26.92%	1	4.2097	NAP
Alabama	1	5,221,473.25	0.78%	0	3.9500	1.490000
							Lodging	3	51,982,019.26	7.79%	44	4.9298	2.006278
California	3	44,796,761.78	6.71%	51	4.9040	2.422741
							Office	2	124,273,467.79	18.63%	1	4.1840	1.871049
Florida	1	121,382,116.57	18.19%	1	4.1120	0.870000
							Other	1	110,000,000.00	16.49%	(1)	3.4800	(1.080000)
Illinois	1	19,273,467.79	2.89%	(1)	4.3800	(0.030000)
							Retail	7	191,800,188.53	28.75%	1	4.0278	0.858251
Massachusetts	1	7,084,504.52	1.06%	1	4.3300	2.090000
							Self Storage	3	9,519,296.38	1.43%	1	4.2460	4.517848
New York	3	128,876,718.24	19.32%	(1)	3.5891	(0.808798)
							Totals	29	667,223,384.46	100.00%	4	4.0889	1.070033
Ohio	1	25,667,520.33	3.85%	0	3.5640	(0.010000)

South Carolina	1	8,993,786.56	1.35%	2	4.6900	2.460000

Texas	1	1,847,627.49	0.28%	1	4.2460	4.120000

Virginia	1	13,567,855.62	2.03%	1	3.7500	1.630000

Washington, DC	1	105,000,000.00	15.74%	1	4.1480	2.220000

Wisconsin	1	5,863,139.81	0.88%	2	4.6000	1.540000

Totals	29	667,223,384.46	100.00%	4	4.0889	1.070033

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP	Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP
	3.500% or less	1	110,000,000.00	16.49%	(1)	3.4800	(1.080000)	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	3	44,456,849.20	6.66%	0	3.6661	0.666690	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	19	281,136,102.60	42.14%	1	4.1614	1.460155	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	14,856,926.37	2.23%	2	4.6545	2.096931	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	37,125,092.89	5.56%	61	5.0400	1.970000	49 months or greater	26	487,574,971.06	73.08%	5	4.0445	0.872956
	Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033	Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP	Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP
	60 months or less	25	450,449,878.17	67.51%	0	3.9624	0.782540	Interest Only	4	223,250,000.00	33.46%	0	3.8267	0.582934
61 months to 84 months		1	37,125,092.89	5.56%	61	5.0400	1.970000	230 months or less	1	5,863,139.81	0.88%	2	4.6000	1.540000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231-300 months	21	258,461,831.25	38.74%	9	4.2199	1.108336
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	179,648,413.40	26.92%	1	4.2097	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	26	487,574,971.06	73.08%	5	4.0445	0.872956	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	667,223,384.46	100.00%	4	4.0889	1.070033	Totals	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A11	30305077	RT	Tampa	FL	Actual/360	4.112%	72,126.62	0.00	0.00	N/A	06/01/23	06/01/28	21,048,624.05	21,048,624.05	05/01/23
01A12	30305153				Actual/360	4.112%	33,899.51	0.00	0.00	N/A	06/01/23	06/01/28	9,892,852.75	9,892,852.75	05/01/23
01A21	30305154				Actual/360	4.112%	163,885.50	0.00	0.00	N/A	06/01/23	06/01/28	47,826,507.65	47,826,507.65	05/01/23
01A22	30305155				Actual/360	4.112%	77,026.18	0.00	0.00	N/A	06/01/23	06/01/28	22,478,458.17	22,478,458.17	05/01/23
01A31	30305156				Actual/360	4.112%	2,457.55	0.00	0.00	N/A	06/01/23	06/01/28	717,184.19	717,184.19	05/01/23
01A32	30305157				Actual/360	4.112%	1,155.05	0.00	0.00	N/A	06/01/23	06/01/28	337,077.12	337,077.12	05/01/23
01B11	30305158				Actual/360	4.112%	30,012.77	0.00	0.00	N/A	06/01/23	06/01/28	8,758,589.42	8,758,589.42	05/01/23
01B12	30305159				Actual/360	4.112%	14,106.00	0.00	0.00	N/A	06/01/23	06/01/28	4,116,536.84	4,116,536.84	05/01/23
01B21	30305160				Actual/360	4.112%	14,467.26	0.00	0.00	N/A	06/01/23	06/01/28	4,221,963.23	4,221,963.23	05/01/23
01B22	30305161				Actual/360	4.112%	6,799.61	0.00	0.00	N/A	06/01/23	06/01/28	1,984,322.25	1,984,322.25	05/01/23
2	30304906	98	New York	NY	Actual/360	3.480%	0.00	0.00	0.00	04/05/23	04/05/43	--	110,000,000.00	110,000,000.00	04/05/20
03A1	30305078	OF	Washington	DC	Actual/360	4.148%	311,100.00	0.00	0.00	N/A	06/06/23	--	90,000,000.00	90,000,000.00	05/06/23
03A2	30305162				Actual/360	4.148%	51,850.00	0.00	0.00	N/A	06/06/23	--	15,000,000.00	15,000,000.00	05/06/23
5	30305080	OF	Akron	OH	Actual/360	4.200%	244,355.57	146,858.17	0.00	06/01/23	04/01/38	--	69,815,877.28	69,669,019.11	05/01/23
6	30305081	MH	Long Neck	DE	Actual/360	4.040%	183,056.00	143,156.47	0.00	N/A	06/01/23	--	54,373,069.89	54,229,913.42	05/01/23
7	30305082	RT	Round Rock	TX	Actual/360	3.700%	133,605.81	43,331,613.94	0.00	N/A	05/01/23	--	43,331,613.94	0.00	05/01/23
8	30305083	MF	Various	NJ	Actual/360	4.340%	146,112.38	102,499.13	0.00	N/A	06/01/23	--	40,399,736.86	40,297,237.73	05/01/23
9	30305084	LO	Santa Monica	CA	Actual/360	5.040%	156,288.20	86,382.81	0.00	N/A	06/01/28	--	37,211,475.70	37,125,092.89	05/01/23
12	30305087	RT	Canton	GA	Actual/360	3.350%	88,777.37	31,800,850.00	0.00	N/A	05/01/23	--	31,800,850.00	0.00	05/01/23
15	30305090	RT	Dublin	OH	Actual/360	3.564%	76,408.89	59,378.56	0.00	N/A	05/01/23	--	25,726,898.89	25,667,520.33	09/01/21
17	30305092	OF	Oak Brook	IL	Actual/360	4.380%	70,528.36	49,370.89	0.00	N/A	04/01/23	--	19,322,838.68	19,273,467.79	04/01/23
19	30305094	LO	Dania Beach	FL	Actual/360	4.860%	63,879.86	15,772,805.03	0.00	N/A	06/01/23	--	15,772,805.03	0.00	05/01/23
20	30305095	RT	Palm Springs	CA	Actual/360	3.750%	41,931.54	13,418,092.60	0.00	N/A	05/01/23	--	13,418,092.60	0.00	05/01/23
22	30305097	RT	Stephens City	VA	Actual/360	3.750%	42,494.69	30,446.02	0.00	N/A	06/01/23	--	13,598,301.64	13,567,855.62	05/01/23
23	30305098	LO	Dania Beach	FL	Actual/360	4.860%	51,659.94	12,755,541.41	0.00	N/A	06/01/23	--	12,755,541.41	0.00	05/01/23
30	30305105	RT	Bronx	NY	Actual/360	4.120%	36,563.25	22,770.76	0.00	N/A	05/01/23	--	10,649,489.00	10,626,718.24	04/01/23
32	30305107	RT	Easley	SC	Actual/360	3.900%	29,597.39	9,106,889.45	0.00	N/A	05/01/23	--	9,106,889.45	0.00	05/01/23
33	30305108	LO	Columbia	SC	Actual/360	4.690%	35,235.72	21,748.34	0.00	N/A	07/01/23	--	9,015,534.90	8,993,786.56	05/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	30305109	LO	Omaha	NE	Actual/360	4.810%	32,973.77	8,226,304.08	0.00	N/A	06/01/23	--	8,226,304.08	0.00	05/01/23
36	30305111	RT	Casselberry	FL	Actual/360	4.052%	29,639.42	8,777,716.80	0.00	N/A	05/01/23	--	8,777,716.80	0.00	05/01/23
38	30305113	RT	Austin	TX	Actual/360	3.752%	24,186.97	7,735,703.97	0.00	N/A	05/01/23	--	7,735,703.97	0.00	05/01/23
39	30305114	RT	New York	NY	Actual/360	4.170%	29,980.67	7,612,527.77	0.00	N/A	05/01/23	--	7,612,527.77	0.00	05/05/23
42	30305117	LO	Gainesville	VA	Actual/360	4.250%	22,486.79	6,349,211.97	0.00	N/A	05/01/23	--	6,349,211.97	0.00	05/01/23
43	30305118	LO	Lincoln	NE	Actual/360	4.760%	25,169.08	6,345,145.29	0.00	N/A	06/01/23	--	6,345,145.29	0.00	05/01/23
45	30305120	RT	Staten Island	NY	Actual/360	4.360%	29,975.00	0.00	0.00	N/A	06/01/23	--	8,250,000.00	8,250,000.00	05/01/23
48	30305123	LO	Green Bay	WI	Actual/360	4.600%	22,558.94	21,801.43	0.00	N/A	07/01/23	--	5,884,941.24	5,863,139.81	05/01/23
49	30305124	RT	St Paul	MN	Actual/360	4.200%	22,011.40	6,288,972.54	0.00	N/A	05/01/23	--	6,288,972.54	0.00	05/01/23
50	30305125	RT	Agawam	MA	Actual/360	4.330%	25,609.73	12,879.45	0.00	N/A	06/01/23	--	7,097,383.97	7,084,504.52	05/01/23
51	30305126	OF	Minneapolis	MN	Actual/360	3.860%	18,863.63	5,864,339.51	0.00	N/A	05/01/23	--	5,864,339.51	0.00	04/28/23
53	30305128	RT	Decatur	AL	Actual/360	3.950%	17,233.48	14,014.80	0.00	N/A	05/01/23	--	5,235,488.05	5,221,473.25	04/01/23
55	30305130	MH	Various	Various	Actual/360	4.452%	17,661.42	18,014.27	0.00	N/A	06/01/23	--	4,760,491.82	4,742,477.55	05/01/23
56	30305131	LO	Lake Wales	FL	Actual/360	4.807%	18,871.15	17,253.09	0.00	N/A	06/01/23	--	4,710,916.82	4,693,663.73	05/01/23
57	30305132	OF	New York	NY	Actual/360	3.450%	14,137.18	4,917,280.90	0.00	N/A	05/01/23	--	4,917,280.90	0.00	05/01/23
59	30305134	SS	Temecula	CA	Actual/360	4.246%	16,528.35	11,990.58	0.00	N/A	06/01/23	--	4,671,224.69	4,659,234.11	06/01/23
60	30305135	RT	Pomona	CA	Actual/360	4.300%	16,657.92	4,648,722.97	0.00	N/A	05/01/23	--	4,648,722.97	0.00	05/01/23
61	30305136	MU	Columbia	SC	Actual/360	4.310%	15,944.84	4,439,397.88	0.00	N/A	06/01/23	--	4,439,397.88	0.00	05/01/23
64	30305139	OF	Manhattan Beach	CA	Actual/360	4.507%	12,513.06	8,278.09	0.00	N/A	06/01/23	--	3,331,633.71	3,323,355.62	05/01/23
67	30305142	SS	Modesto	CA	Actual/360	4.246%	10,686.43	7,752.54	0.00	N/A	06/01/23	--	3,020,187.32	3,012,434.78	06/01/23
68	30305143	SS	Wayne	MI	Actual/360	4.095%	9,225.05	10,566.15	0.00	N/A	06/01/23	--	2,703,312.39	2,692,746.24	05/01/23
69	30305144	IN	Las Vegas	NV	Actual/360	4.290%	10,312.67	2,704,371.11	0.00	N/A	05/01/23	--	2,704,371.11	0.00	05/03/23
71	30305146	MU	Pompano Beach	FL	Actual/360	4.260%	9,148.92	2,577,159.65	0.00	N/A	05/01/23	--	2,577,159.65	0.00	05/01/23
73	30305148	RT	Lombard	IL	Actual/360	4.650%	8,523.38	2,199,580.95	0.00	N/A	05/01/23	--	2,199,580.95	0.00	05/01/23
74	30305149	SS	Conroe	TX	Actual/360	4.246%	6,554.35	4,754.88	0.00	N/A	06/01/23	--	1,852,382.37	1,847,627.49	06/01/23
Totals							2,646,834.62	205,662,144.25	0.00				872,885,528.71	667,223,384.46
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A11	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A12	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A21	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A22	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A31	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A32	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01B11	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01B12	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01B21	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01B22	6,373,185.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,080,462.72	(10,470,761.05)	01/01/22	12/31/22	08/11/22	0.00	40,441.95	(2,138.58)	11,208,402.55	0.00	0.00
03A1	10,242,204.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	10,242,204.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	6,142,397.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,632,609.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	7,674,740.13	744,355.47	01/01/23	03/31/23	05/11/23	21,712,568.12	683,219.38	71,162.83	2,023,670.36	0.00	0.00
17	0.00	115,547.76	01/01/23	03/31/23	05/11/23	5,385,180.99	19,566.16	96,581.27	96,581.27	0.00	0.00
19	2,646,525.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,514,800.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,209,847.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(36,275.06)	0.00	--	--	--	0.00	0.00	59,156.52	59,156.52	0.00	0.00
32	1,354,064.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,866,487.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	1,432,682.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,383,346.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,656,435.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,170,938.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,371,174.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,202,345.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	701,966.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	940,464.97	940,289.84	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,021,066.58	251,650.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,271,711.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	681,654.54	0.00	--	--	--	0.00	0.00	31,161.02	31,161.02	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1,575,489.81	417,168.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	450,331.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	994,237.09	241,277.10	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	390,376.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	567,952.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,114,095.13	(7,760,472.60)				27,097,749.11	743,227.49	255,923.05	13,418,971.72	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	30305094	15,772,805.03	Payoff Prior to Maturity	0.00	0.00
23	30305098	12,755,541.41	Payoff Prior to Maturity	0.00	0.00
34	30305109	8,226,304.08	Payoff Prior to Maturity	0.00	0.00
43	30305118	6,345,145.29	Payoff Prior to Maturity	0.00	0.00
61	30305136	4,428,092.49	Payoff Prior to Maturity	0.00	0.00
Totals		47,527,888.30		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	110,000,000.00	2	44,940,988.12	0	0.00	0	0.00	0	0.00	5	47,527,888.30	4.088950%	4.064640%	4
04/17/23	0	0.00	0	0.00	2	135,726,898.89	2	45,049,737.57	0	0.00	0	0.00	0	0.00	4	36,061,192.89	4.071548%	4.047179%	4
03/17/23	0	0.00	0	0.00	2	135,783,556.60	2	45,153,238.55	0	0.00	0	0.00	0	0.00	3	37,390,885.13	4.082174%	4.057794%	5
02/17/23	0	0.00	0	0.00	2	135,847,694.24	2	45,271,106.35	0	0.00	0	0.00	0	0.00	1	9,056,092.67	4.087898%	4.063511%	6
01/18/23	0	0.00	0	0.00	2	135,903,982.37	2	45,373,859.84	0	0.00	0	0.00	0	0.00	0	0.00	4.094251%	4.069862%	7
12/16/22	0	0.00	0	0.00	2	135,960,098.28	2	45,476,266.52	0	0.00	0	0.00	0	0.00	0	0.00	4.094484%	4.070094%	8
11/18/22	0	0.00	0	0.00	2	136,018,610.46	1	26,018,610.46	0	0.00	0	0.00	0	0.00	2	7,408,904.36	4.094728%	4.070338%	9
10/17/22	0	0.00	0	0.00	2	136,074,375.65	1	26,074,375.65	0	0.00	0	0.00	0	0.00	4	141,765,538.52	4.099843%	4.075452%	10
09/16/22	0	0.00	0	0.00	2	136,132,549.43	1	26,132,549.43	0	0.00	0	0.00	0	0.00	0	0.00	4.094546%	4.070134%	10
08/17/22	0	0.00	0	0.00	2	136,187,966.01	1	26,187,966.01	0	0.00	0	0.00	0	0.00	3	34,981,799.16	4.094746%	4.070333%	11
07/15/22	0	0.00	0	0.00	2	136,243,213.04	1	26,243,213.04	0	0.00	0	0.00	0	0.00	2	6,751,270.04	4.093665%	4.069248%	12
06/17/22	0	0.00	0	0.00	2	136,300,886.86	1	26,300,886.86	0	0.00	0	0.00	0	0.00	0	0.00	4.097721%	4.073303%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304906	04/05/20	36	6	(2,138.58)	11,208,402.55	0.00	110,000,000.00	06/01/20	2
15	30305090	09/01/21	19	5	71,162.83	2,023,670.36	0.00	26,804,548.01	07/08/20	13		12/11/20
17	30305092	04/01/23	0	5	96,581.27	96,581.27	8,115.99	19,322,838.68	04/01/22	13		05/17/22
30	30305105	04/01/23	0	5	59,156.52	59,156.52	0.00	10,649,489.00	05/02/23	13
53	30305128	04/01/23	0	5	31,161.02	31,161.02	0.00	5,235,488.05
Totals					255,923.05	13,418,971.72	8,115.99	172,012,363.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		60,789,180	0	15,848,191		44,940,988
0 - 6 Months		268,257,977	268,257,977	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		338,176,228	228,176,228	110,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	667,223,384	531,555,864	0	0	135,667,520	0
Apr-23	872,885,529	737,158,630	0	0	135,726,899	0
Mar-23	925,457,573	770,304,334	0	0	135,783,557	19,369,682
Feb-23	968,692,865	813,421,759	0	0	135,847,694	19,423,412
Jan-23	979,204,343	823,830,484	0	0	135,903,982	19,469,877
Dec-22	980,674,688	825,198,421	0	0	135,960,098	19,516,168
Nov-22	982,209,350	846,190,740	0	0	136,018,610	0
Oct-22	991,084,153	855,009,778	0	0	136,074,376	0
Sep-22	1,134,473,344	998,340,795	0	0	136,132,549	0
Aug-22	1,136,260,175	1,000,072,209	0	0	136,187,966	0
Jul-22	1,173,075,305	1,036,832,092	0	0	136,243,213	0
Jun-22	1,181,771,726	1,045,470,839	0	0	136,300,887	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304906	110,000,000.00	110,000,000.00	365,000,000.00	06/23/22	(10,470,761.05)	(1.08000)	--	04/05/43	I/O
15	30305090	25,667,520.33	26,804,548.01	29,190,000.00	02/17/23	744,355.47	0.44000	--	05/01/23	241
17	30305092	19,273,467.79	19,322,838.68	13,800,000.00	12/14/22	115,547.76	0.32000	--	04/01/23	238
30	30305105	10,626,718.24	10,649,489.00	20,000,000.00	12/29/12	(36,275.06)	(0.05000)	--	05/01/23	241
Totals		165,567,706.36	166,776,875.69	427,990,000.00		(9,647,132.88)

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30304906	98	NY	06/01/20	2

5/11/2023 - The loan collateral is the leased fee interest in the 1,331-room Row hotel in NYC. The ground lease (sole) hotel tenant, who owns and operates the Row, stopped paying rent to Borrower in 4/2020, and has failed to remit any cash flow generated from the hotel to date. The hotel tenant signed a sublease with NYC Health and Hospitals in 10/2022, without seeking Lender’s or Borrower’s prior consent. The hotel is currently “closed until further notice” to the public per their website, as the sublease encumbers the entire hotel at this time. Lender sent a demand to the hotel tenant to remit cash flow to Lender pursuant to the SNDA, and subsequently filed a complaint against tenant. Lender also sent a demand to

Borrower to pursue available rights and remedies under the hotel lease; however, Borrower has not filed any legal action against the hotel tenant to date. Lender filed for foreclosure and appointment of a receiver, but a foreclosure date has not been set, and the court has not ruled or set a hearing for the receivership action. Lender will continue to pursue legal remedies against Borrower as well as hotel tenant, while continuing separate settlement discussions with Borrower and hotel tenant. Settlement discussions include terms for a potential cooperative sale/assumption or transfer of title to Lender at Lender’s discretion.

15	30305090	RT	OH	07/08/20	13

5/32023 – Loan transferred to Special Servicing on 7/8/2020 for imminent monetary payment default. At time of transfer loan was past due for the 5/1/2020 payment. The loan is secured by a 385,057 SF portion of a 1.1 million SF super regional mall in Dublin, OH, a suburb of Columbus. Legal counsel has been engaged and enforcement options are being evaluated. A court appointed receiver was appointed on 01/14/2021. The receiver has been working on stabilizing the property and preparing it for a potential receivership sale. The property is being marketed by Jones Lang LaSalle for a receivership sale. A sale is expected to be completed in 2nd quarter 2023.

17	30305092	OF	IL	04/01/22	13

5/4/2023 - This loan transferred to Special Servicing on April 1, 2022 due to payment default. The Property lost a full-building tenant (Sanford) at 2707 Butterfield Rd and cash flow is no longer sufficient to support debt service. Borrower chose not to support the Property. Lender filed a foreclosure and receivership action. Borrower agreed to a Stipulated Foreclosure and Sale. A receiver was appointed on 8/2/2022. Lender has received a summary judgement. With Lender's consent, the Receiver has retained a broker to conduct a marketed receivership sale.

30	30305105	RT	NY	05/02/23	13

Loan transferred to MLS Special Servicing on 5-2-2023 due to maturity default. Loan matured 5/1/2023. Loan transferred to MLS Special Servicing on 5-2-2023 due to maturity default. Loan matured 5/1/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
01A11	30305077	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A12	30305153	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A21	30305154	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A22	30305155	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A31	30305156	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01A32	30305157	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B11	30305158	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B12	30305159	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B21	30305160	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
01B22	30305161	0.00	4.11200%	0.00	4.11200%	8	04/29/22	03/31/22	04/29/22
9	30305084	39,128,500.51	5.04000%	39,050,169.20	5.04000%	8	11/11/20	11/11/20	02/16/21
9	30305084	0.00	5.04000%	0.00	5.04000%	8	02/16/21	11/11/20	11/11/20
19	30305094	16,994,676.45	4.86000%	16,994,676.45	4.86000%	10	04/17/20	05/01/20	05/01/20
19	30305094	0.00	4.86000%	0.00	4.86000%	8	05/01/20	05/01/20	04/17/20
23	30305098	13,743,674.73	4.86000%	13,743,674.73	4.86000%	10	04/17/20	05/01/20	05/01/20
23	30305098	0.00	4.86000%	0.00	4.86000%	8	11/17/21	06/30/21	11/30/21
23	30305098	0.00	4.86000%	0.00	4.86000%	8	11/30/21	06/30/21	11/17/21
34	30305109	9,089,586.50	4.81000%	9,089,586.50	4.81000%	8	09/21/20	10/01/20	10/02/20
34	30305109	0.00	4.81000%	0.00	4.81000%	8	10/02/20	10/01/20	09/21/20
39	30305114	0.00	4.17000%	0.00	4.17000%	8	03/03/21	01/19/21	03/03/21
42	30305117	7,104,847.12	4.25000%	7,104,847.12	4.25000%	8	07/13/20	08/01/20	07/14/20
42	30305117	0.00	4.25000%	0.00	4.25000%	8	07/14/20	08/01/20	07/13/20
52	30305127	5,836,054.93	4.60000%	5,836,054.93	4.60000%	8	05/26/20	05/20/20	05/29/20
52	30305127	0.00	4.60000%	0.00	4.60000%	8	05/29/20	06/01/20	05/26/20
64	30305139	0.00	4.50700%	0.00	4.50700%	8	09/14/21	09/14/21	09/29/21
64	30305139	0.00	4.50700%	0.00	4.50700%	8	09/29/21	09/14/21	09/14/21
Totals		39,025,165.00		39,025,165.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30305086 10/18/21	28,726,453.90	0.00	21,640,477.40	2,940,300.25	21,640,477.40	18,700,177.15	10,026,276.75	0.00	45,750.00	9,980,526.75	29.35%
62	30305137 11/18/22	4,068,582.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		32,795,036.08	0.00	21,640,477.40	2,940,300.25	21,640,477.40	18,700,177.15	10,026,276.75	0.00	45,750.00	9,980,526.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	11,882,196.13	0.00	0.00	0.00	0.00	11,882,196.13	0.00	0.00	11,882,196.13
11	30305086	09/16/22	0.00	0.00	9,980,526.75	0.00	0.00	(45,750.00)	0.00	0.00	9,980,526.75
		10/18/21	0.00	0.00	10,026,276.75	0.00	0.00	10,026,276.75	0.00	0.00
62	30305137	11/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			11,882,196.13	0.00	9,980,526.75	0.00	0.00	21,862,722.88	0.00	0.00	21,862,722.88

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	46,597.22	0.00	0.00	0.00	0.00	319,000.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,359.77	0.00	0.00	64,124.45	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	4,025.59	0.00	0.00	19,566.16	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.33)	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(43.85)	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(122.28)	0.00	0.00	0.00
62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,004.00	0.00
69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(11.12)	0.00	0.00	0.00
Total	0.00	0.00	55,982.58	0.00	0.00	83,690.61	0.00	319,000.00	(178.58)	0.00	4,004.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		462,498.61

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Supplemental Notes
Exchange of Exchangeable Certificates--January 2017

In January 2017 an exchange of exchangeable certificates took effect in which $131,862,000.00 of Class PST was exchanged for $55,716,000.00 of Class A-S, $50,145,000.00 of Class B, and $26,001,000.00 of Class C.

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